Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	€ 488.2	€ 458.1	€ 1,027.4	€ 989.4
Cost of sales	(336.7)	(313.8)	(704.6)	(689.0)
Gross profit	151.5	144.3	322.8	300.4
Other operating expenses	(85.8)	(75.3)	(168.6)	(156.2)
Exceptional items	(6.1)	(11.5)	(7.6)	(11.4)
Operating profit	59.6	57.5	146.6	132.8
Finance income	0.0	5.0	3.1	5.6
Finance costs	(17.9)	(37.3)	(27.1)	(54.0)
Net financing costs	(17.9)	(32.3)	(24.0)	(48.4)
Profit before tax	41.7	25.2	122.6	84.4
Taxation	(10.7)	(5.9)	(29.2)	(17.1)
Profit for the period	€ 31.0	€ 19.3	€ 93.4	€ 67.3
Earnings per share
Basic and diluted earnings per share (in euro per share)	€ 0.18	€ 0.11	€ 0.53	€ 0.37